Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Barings Capital Investment Corp
Entity Incorporation, Date of Incorporation	MD
Securities Act File Number	814-01348
Entity Tax Identification Number	85-0654007
Entity Address, Address Line One	300 South Tryon Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	805-7200
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811972
Amendment Flag	false